Material partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Material Partly-Owned Subsidiaries
Schedule of proportion of equity interest held by non-controlling interests

The proportion of equity interest held by non-controlling interests is as follows:

	Country of incorporation	As of
Name	and operation	December 31, 2019	December 31, 2018
ECART Internet Services Nigeria	NIGERIA	0.29%	0.29%
Jumia Egypt LLC	EGYPT	0.18%	0.18%
ECART services Morocco Sarl	MOROCCO	0.18%	0.18%
ECART services Kenya Limited	KENYA	0.18%	0.18%
ECART services Ivory Coast SRL	IVORY COAST	0.18%	0.18%
Jade E-Services South Africa PTY Ltd	SOUTH AFRICA	0.18%	0.18%

Net equity attributed to non-controlling interests of these subsidiaries is as follows:

	As of
Name	December 31, 2019	December 31, 2018
ECART Internet Services Nigeria	(825)	(608)
Jumia Egypt LLC	(226)	(163)
ECART services Morocco Sarl	(149)	(110)
ECART services Kenya Limited	(126)	(92)
ECART services Ivory Coast SRL	(125)	(96)
Jade E-Services South Africa PTY Ltd	(74)	(63)
Other subsidiaries	1,027	1,015
Total	(498)	(117)

Schedule of statutory financial position and comprehensive income of these subsidiaries attributed to non-controlling interests

	For the year ended December 31, 2019
			Total Comprehensive
In thousands of EUR	Revenue	Loss for the year	loss of the year
ECART Internet Services Nigeria	97	(127)	(126)
Jumia Egypt LLC	48	(63)	(64)
ECART services Morocco Sarl	49	(39)	(39)
ECART services Kenya Limited	21	(34)	(34)
ECART services Ivory Coast SRL	46	(29)	(29)
Jade E-Services South Africa PTY Ltd	32	(11)	(11)
Total	293	(303)	(303)

	For the year ended December 31, 2018
			Total Comprehensive
In thousands of EUR	Revenue	Loss for the year	loss of the year
ECART Internet Services Nigeria	80	(103)	(104)
Jumia Egypt LLC	41	(47)	(47)
ECART services Morocco Sarl	23	(25)	(25)
ECART services Kenya Limited	16	(30)	(29)
ECART services Ivory Coast SRL	52	(26)	(26)
Jade E-Services South Africa PTY Ltd	28	(12)	(11)
Total	240	(243)	(242)

	As of December 31, 2019
	Total	Total	Total
In thousands of EUR	Non-current assets	Current assets	Current liabilities
ECART Internet Services Nigeria	7	26	658
Jumia Egypt LLC	4	20	240
ECART services Morocco Sarl	4	14	167
ECART services Kenya Limited	6	8	122
ECART services Ivory Coast SRL	3	13	142
Jade E-Services South Africa PTY Ltd	5	19	57
Total	29	100	1,386

	As of December 31, 2018
	Total	Total	Total
In thousands of EUR	Non-current assets	Current assets	Current liabilities
ECART Internet Services Nigeria	4	19	424
Jumia Egypt LLC	2	11	164
ECART services Morocco Sarl	2	9	120
ECART services Kenya Limited	1	11	88
ECART services Ivory Coast SRL	1	12	109
Jade E-Services South Africa PTY Ltd	1	15	41
Total	11	77	946

Schedule of statutory net cash flows of subsidiaries attributed to non-controlling interests

	As of December 31, 2019
	Net cash flows used in
In thousands of EUR	Operating activities	Investing activities	Financing activities
ECART Internet Services Nigeria	(21)	2	(2)
Jumia Egypt LLC	(26)	(2)	(1)
ECART services Morocco Sarl	(14)	(1)	(1)
ECART services Kenya Limited	(24)	(1)	(1)
ECART services Ivory Coast SRL	(12)	(1)	(1)
Jade E-Services South Africa PTY Ltd	(8)	(1)	(1)
Total	(105)	(4)	(7)

	As of December 31, 2018
	Net cash flows used in
In thousands of EUR	Operating activities	Investing activities	Financing activities
ECART Internet Services Nigeria	(36)	(2)	—
Jumia Egypt LLC	(21)	(1)	—
ECART services Morocco Sarl	(14)	(1)	—
ECART services Kenya Limited	(10)	—	—
ECART services Ivory Coast SRL	(14)	(1)	—
Jade E-Services South Africa PTY Ltd	(13)	—	—
Total	(108)	(5)	—